Inventory	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventory

Note 12	Inventory

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Wireless devices and accessories	189	189
Merchandise and other	293	250
Total inventory	482	439
The total amount of inventory subsequently recognized as an expense in cost of revenues was $3,080 million and $2,927 million for 2021 and 2020, respectively.